Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement as of December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets
Money market fund and cash	$11,646,159	$11,646,159	—	—
Polaris Inc. common stock	13,738,232	13,738,232	—	—
Mutual funds	339,157,838	339,157,838	—	—
Self-directed brokerage accounts	34,869,009	34,869,009	—	—
Common collective trust funds	867,904,519	867,904,519	—	—
Total	$1,267,315,757	$1,267,315,757	—	—

	Fair Value Measurement as of December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets
Money market fund and cash	$6,718,880	$6,718,880	—	—
Polaris Inc. common stock	8,867,204	8,867,204	—	—
Mutual funds	319,545,834	319,545,834	—	—
Self-directed brokerage accounts	26,940,393	26,940,393	—	—
Common collective trust funds	746,100,674	746,100,674	—	—
Total	$1,108,172,985	$1,108,172,985	—	—